Summary of Significant Accounting Policies - Schedule of Class A Ordinary Shares Subject to Possible Redemption (Details)	12 Months Ended
Dec. 31, 2025 USD ($)
Add:
Accretion of carrying value to redemption value	$ 17,976,981
Subsequent measurement of ordinary shares subject to redemption (interest earned on trust account)	(3,318,154)
Class A Ordinary Shares Subject to Possible Redemption
Schedule of Class A Ordinary Shares Subject to Possible Redemption [Line Items]
Gross proceeds	200,000,000
Subtract:
Proceeds allocated to Public Share Rights	(5,400,000)
Proceeds allocated to over-allotment option	(272,989)
Class A ordinary shares issuance costs	(12,303,992)
Add:
Accretion of carrying value to redemption value	17,976,981
Subsequent measurement of ordinary shares subject to redemption (interest earned on trust account)	3,318,154
Class A ordinary shares subject to possible redemption, September 30, 2025	$ 203,318,154